Income Taxes - Components of the Provision for Income Taxes Consisted of the Following Benefit (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
United States	$ (975)	$ (7,409)	$ 1,828
Total current	(7,269)	(12,780)	(2,789)
Deferred:
United States	25,785	(1,912)	(8,439)
Total deferred:	26,132	(1,687)	(7,953)
Income tax benefit (expense)	(18,863)	14,467	10,742
Tax benefit connection with the reversal of substantially all of valuation allowance on net operating loss carryforwards	35,700
Bermuda
Current:
Foreign	0	0	0
Deferred:
Foreign	0	0	0
Foreign - Other
Current:
Foreign	(6,294)	(5,371)	(4,617)
Deferred:
Foreign	$ 347	$ 225	$ 486